MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 30, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

The following change is made to the prospectus of Batterymarch Growth and Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the table entitled "Average Annual Total Return as of December 31, 2010" within the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A	13.71%	1.50%	0.38%
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	15.06%	2.29%	1.41%